VistaShares Target 15 S&P 100 Distribution ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 90.3%	Shares	Value
Banking - 4.1%
Bank of America Corp.(a)	2,823	$174,856
Citigroup, Inc.(a)	722	95,030
JPMorgan Chase & Co.(a)	1,084	385,926
U.S. Bancorp(a)	643	39,596
Wells Fargo & Co.(a)	1,306	112,825
		808,233

Consumer Discretionary Products - 2.4%
General Motors Co.(a)	371	32,025
Nike, Inc. - Class B(a)	491	19,178
Tesla, Inc.(a)(b)	1,163	427,926
		479,129

Consumer Discretionary Services - 0.6%
McDonald's Corp.(a)	289	76,163
Starbucks Corp.(a)	479	50,894
		127,057

Consumer Staple Products - 3.0%
Altria Group, Inc.(a)	710	48,621
Coca-Cola Co.(a)	1,649	146,217
Colgate-Palmolive Co.(a)	327	29,371
Mondelez International, Inc. - Class A(a)	527	32,711
PepsiCo, Inc.(a)	565	79,292
Philip Morris International, Inc.(a)	643	120,434
Procter & Gamble Co.(a)	980	142,217
		598,863

Financial Services - 5.0%
American Express Co.(a)	212	69,996
Bank of New York Mellon Corp.(a)	279	44,997
BlackRock, Inc.(a)	47	54,314
Capital One Financial Corp.(a)	251	53,842
Charles Schwab Corp.(a)	710	77,972
Goldman Sachs Group, Inc.(a)	119	122,082
Mastercard, Inc. - Class A(a)	328	193,294
Morgan Stanley(a)	492	104,953
Visa, Inc. - Class A(a)	710	269,353
		990,803

Health Care - 9.1%
Abbott Laboratories(a)	721	79,570
AbbVie, Inc.(a)	747	191,546
Amgen, Inc.(a)	212	91,134
Bristol-Myers Squibb Co.(a)	863	57,657
CVS Health Corp.(a)	528	49,584
Danaher Corp.(a)	251	53,603
Eli Lilly & Co.(a)	308	356,273
Gilead Sciences, Inc.(a)	519	75,950
Intuitive Surgical, Inc.(a)(b)	135	50,876
Johnson & Johnson(a)	1,020	271,167
Medtronic PLC(a)	528	47,863
Merck & Co., Inc.(a)	1,039	153,523
Pfizer, Inc.(a)	2,424	68,987
Thermo Fisher Scientific, Inc.(a)	156	96,268
UnitedHealth Group, Inc.(a)	370	144,082
		1,788,083

Industrial Products - 4.1%
3M Co.(a)	210	36,084
Boeing Co.(a)(b)	325	67,529
Caterpillar, Inc.(a)	195	155,507
Deere & Co.(a)	88	57,632
Emerson Electric Co.(a)	235	35,823
GE Aerospace(a)	440	147,712
GE Vernova, Inc.(a)	97	87,158
General Dynamics Corp.(a)	88	32,679
Honeywell Aerospace, Inc.(a)(b)	127	20,080
Honeywell International, Inc.(a)	1	107
Lockheed Martin Corp.(a)	80	44,898
RTX Corp.(a)	559	116,121
		801,330

Industrial Services - 0.7%
FedEx Corp.(a)	82	26,847
Union Pacific Corp.(a)	239	71,860
United Parcel Service, Inc. - Class B(a)	294	30,644
		129,351

Insurance - 1.9%
Berkshire Hathaway, Inc. - Class B(a)(b)	759	382,559

Materials - 0.5%
Linde PLC(a)	195	95,468

Media - 8.2%
Alphabet, Inc. - Class A(a)	113	38,347
Alphabet, Inc. - Class C(a)	2,004	672,162
Booking Holdings, Inc.(a)	280	55,745
Comcast Corp. - Class A(a)	1,503	40,010
Meta Platforms, Inc. - Class A(a)	894	511,672
Netflix, Inc.(a)(b)	1,805	146,295
Uber Technologies, Inc.(a)(b)	900	68,085
Walt Disney Co.(a)	748	80,447
		1,612,763

Oil & Gas - 2.6%
Chevron Corp.(a)	787	162,232
ConocoPhillips(a)	508	67,305
ExxonMobil Holdings Corp.(a)	1,735	279,248
		508,785

Real Estate - 0.3%
American Tower Corp. - REIT(a)	195	34,262
Simon Property Group, Inc. - REIT(a)	123	26,115
		60,377

Retail & Wholesale - Discretionary - 5.3%
Amazon.com, Inc.(a)(b)	3,315	861,138
Home Depot, Inc.(a)	409	134,082
Lowe's Cos., Inc.(a)	235	48,105
		1,043,325

Retail & Wholesale - Staples - 1.8%
Costco Wholesale Corp.(a)	174	164,237
Walmart, Inc.(a)	1,878	196,946
		361,183

Software & Tech Services - 9.4%
Accenture PLC - Class A(a)	249	47,250
Adobe, Inc.(a)(b)	162	47,432
International Business Machines Corp.(a)	392	91,677
Intuit, Inc.(a)	118	42,397
Microsoft Corp.(a)	2,280	1,156,621
Oracle Corp.(a)	722	107,665
Palantir Technologies, Inc. - Class A(a)(b)	983	183,211
Salesforce, Inc.(a)	394	101,471
ServiceNow, Inc.(a)(b)	444	65,708
		1,843,432

Tech Hardware & Semiconductors - 29.5%(c)
Advanced Micro Devices, Inc.(a)(b)	681	320,560
Apple, Inc.(a)	5,234	1,658,393
Applied Materials, Inc.(a)	325	148,977
Broadcom, Inc.(a)	1,906	705,868
Cisco Systems, Inc.(a)	1,661	183,524
Intel Corp.(a)(b)	1,964	175,798
Lam Research Corp.	519	156,473
Micron Technology, Inc.(a)	446	427,593
NVIDIA Corp.(a)	8,424	1,859,851
QUALCOMM, Inc.(a)	440	75,011
Texas Instruments, Inc.(a)	370	96,537
		5,808,585

Telecommunications - 1.0%
AT&T, Inc.(a)	2,908	75,288
T-Mobile US, Inc.(a)	196	35,366
Verizon Communications, Inc.(a)	1,772	88,636
		199,290

Utilities - 0.8%
Duke Energy Corp.(a)	316	37,891
NextEra Energy, Inc.(a)	867	71,389
Southern Co.(a)	450	39,600
		148,880

TOTAL COMMON STOCKS (Cost $16,470,013)		17,787,496

PURCHASED OPTIONS - 0.3%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.3%
Alphabet, Inc., Expiration: 9/18/2026; Exercise Price: $340.00	746,570	22	$16,940
Amazon.com, Inc., Expiration: 9/18/2026; Exercise Price: $260.00	181,839	7	4,672
Apple, Inc., Expiration: 9/18/2026; Exercise Price: $315.00	190,110	6	5,100
Microsoft Corp., Expiration: 9/18/2026; Exercise Price: $480.00	355,103	7	21,105
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $215.00	331,170	15	14,213
			62,030

TOTAL PURCHASED OPTIONS (Cost $70,585)			62,030

SHORT-TERM INVESTMENTS - 9.5%
Money Market Funds - 1.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(g)	377,105	377,105

U.S. Treasury Bills - 7.6%	Principal Amount	Value
U.S. Treasury Bill, 12/10/2026, 3.80%(h)	$1,507,000	1,491,323

TOTAL SHORT-TERM INVESTMENTS (Cost $1,868,313)		1,868,428

TOTAL INVESTMENTS - 100.1% (Cost $18,408,911)		$19,717,954
Liabilities in Excess of Other Assets - (0.1)%		(15,333)
TOTAL NET ASSETS - 100.0%		$19,702,621

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of August 31, 2026 is $7,530,617.
(b)	Non-income producing security.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.
(h)	The rate shown is the annualized effective yield as of August 31, 2026.

VistaShares Target 15 S&P 100 Distribution ETF
Schedule of Written Options Contracts
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.6)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.5)%
S&P 100 Index, Expiration: 9/18/2026; Exercise Price: $3,880.00	$(14,824,446)	(39)	$(54,600)
S&P 100 Index, Expiration: 9/18/2026; Exercise Price: $3,860.00	(760,228)	(2)	(4,000)
S&P 100 Index, Expiration: 9/18/2026; Exercise Price: $3,830.00	(3,040,912)	(8)	(23,200)
S&P 100 Index, Expiration: 9/18/2026; Exercise Price: $3,800.00	(760,228)	(2)	(10,260)
			(92,060)

Put Options - (0.1)%
Alphabet, Inc., Expiration: 9/18/2026; Exercise Price: $340.01	(746,570)	(22)	(17,231)
Amazon.com, Inc., Expiration: 9/18/2026; Exercise Price: $260.01	(181,839)	(7)	(4,298)
Apple, Inc., Expiration: 9/18/2026; Exercise Price: $315.01	(190,110)	(6)	(3,336)
Microsoft Corp., Expiration: 9/18/2026; Exercise Price: $480.01	(355,103)	(7)	(1,574)
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $215.01	(331,170)	(15)	(5,229)
			(31,668)

TOTAL WRITTEN OPTIONS (Premiums received $285,802)			$(123,728)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.